SCHEDULE OF BREAKDOWN CAPITAL (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments And Financial Risk Management
Cash	$ 23,075,713	$ 1,982,416	$ 2,429,375	$ 101,787
Debt	93,317	97,916
Equity	$ 34,926,239	$ 3,848,205